UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7205

Variable Insurance Products Fund III
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	6	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	10	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
EchoStar Communications Corp. Class A	6.5
Omnicom Group, Inc.	5.8
BellSouth Corp.	5.0
Morgan Stanley	5.0
Wells Fargo & Co.	4.7
27.0
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	21.1
Consumer Discretionary	19.0
Consumer Staples	15.4
Telecommunication Services	10.8
Information Technology	6.7
Asset Allocation as of June 30, 2004
% of fund's net assets *
Stocks	93.0%
Short-Term Investments and Net Other Assets	7.0%

* Foreign investments 4.6%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.0%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	152,200	$ 7,153,400
Media - 15.6%
E.W. Scripps Co. Class A	313,700	32,938,500
EchoStar Communications Corp. Class A (a)	3,300,000	101,475,000
News Corp. Ltd. ADR	509,100	18,032,322
Omnicom Group, Inc.	1,194,600	90,658,194
		243,104,016
Multiline Retail - 2.4%
Dollar Tree Stores, Inc. (a)	144,700	3,969,121
Kohl's Corp. (a)	783,900	33,143,292
		37,112,413
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	205,800	7,404,684
TOTAL CONSUMER DISCRETIONARY		294,774,513
CONSUMER STAPLES - 15.4%
Beverages - 1.0%
The Coca-Cola Co.	315,100	15,906,248
Food & Staples Retailing - 5.8%
Costco Wholesale Corp.	444,800	18,267,936
Wal-Mart Stores, Inc.	1,000,500	52,786,380
Walgreen Co.	526,400	19,060,944
		90,115,260
Food Products - 1.0%
McCormick & Co., Inc. (non-vtg.)	457,000	15,538,000
Household Products - 3.1%
Colgate-Palmolive Co.	335,700	19,621,665
Kimberly-Clark Corp.	419,900	27,663,012
		47,284,677
Personal Products - 3.4%
Gillette Co.	1,250,000	53,000,000
Tobacco - 1.1%
Altria Group, Inc.	346,260	17,330,313
TOTAL CONSUMER STAPLES		239,174,498
ENERGY - 5.1%
Oil & Gas - 5.1%
BP PLC sponsored ADR	511,300	27,390,341
Exxon Mobil Corp.	1,174,456	52,157,591
		79,547,932
FINANCIALS - 21.1%
Capital Markets - 11.0%
Goldman Sachs Group, Inc.	406,400	38,266,624
Merrill Lynch & Co., Inc.	1,014,900	54,784,302
Morgan Stanley	1,481,900	78,199,863
		171,250,789

	Shares	Value (Note 1)
Commercial Banks - 4.7%
Wells Fargo & Co.	1,287,700	$ 73,695,071
Consumer Finance - 0.9%
American Express Co.	257,100	13,209,798
Insurance - 4.5%
Allstate Corp.	313,100	14,574,805
American International Group, Inc.	493,605	35,184,164
PartnerRe Ltd.	111,600	6,331,068
St. Paul Travelers Companies, Inc.	326,639	13,241,945
		69,331,982
TOTAL FINANCIALS		327,487,640
HEALTH CARE - 3.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	233,300	12,731,181
Health Care Equipment & Supplies - 1.0%
Advanced Medical Optics, Inc. (a)	1	43
Alcon, Inc.	124,300	9,776,195
Medtronic, Inc.	102,200	4,979,184
		14,755,422
Health Care Providers & Services - 0.0%
Wellcare Group, Inc.	1,000	17,000
Pharmaceuticals - 1.9%
Allergan, Inc.	98,500	8,817,720
Pfizer, Inc.	608,000	20,842,240
		29,659,960
TOTAL HEALTH CARE		57,163,563
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	115,500	6,015,240
Northrop Grumman Corp.	166,200	8,924,940
		14,940,180
Airlines - 1.1%
Continental Airlines, Inc. Class B (a)	668,500	7,600,845
MAIR Holdings, Inc. (a)	435,200	3,551,232
Northwest Airlines Corp. (a)	320,000	3,558,400
Southwest Airlines Co.	179,500	3,010,215
		17,720,692
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	92,400	5,914,524
Industrial Conglomerates - 1.9%
General Electric Co.	923,400	29,918,160
Road & Rail - 0.5%
Union Pacific Corp.	136,200	8,097,090
TOTAL INDUSTRIALS		76,590,646
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	1,236,900	$ 29,314,530
Foundry Networks, Inc. (a)	300	4,221
		29,318,751
Computers & Peripherals - 0.7%
Diebold, Inc.	185,600	9,812,672
IT Services - 0.5%
Paychex, Inc.	241,819	8,192,828
Software - 3.6%
Microsoft Corp.	1,969,700	56,254,632
TOTAL INFORMATION TECHNOLOGY		103,578,883
MATERIALS - 5.4%
Containers & Packaging - 3.0%
Ball Corp.	6	432
Packaging Corp. of America	186,400	4,454,960
Smurfit-Stone Container Corp. (a)	2,090,700	41,709,465
		46,164,857
Paper & Forest Products - 2.4%
International Paper Co.	839,100	37,507,770
TOTAL MATERIALS		83,672,627
TELECOMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 10.8%
BellSouth Corp.	2,998,100	78,610,182
SBC Communications, Inc.	972,530	23,583,853
Verizon Communications, Inc.	1,837,000	66,481,030
		168,675,065
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	247,700	13,873,677
TOTAL COMMON STOCKS (Cost $1,305,233,216)		1,444,539,044
Money Market Funds - 7.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.16% (b)	103,457,245	$ 103,457,245
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	11,518,500	11,518,500
TOTAL MONEY MARKET FUNDS (Cost $114,975,745)		114,975,745
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,420,208,961)		1,559,514,789
NET OTHER ASSETS - (0.4)%		(6,664,212)
NET ASSETS - 100%		$ 1,552,850,577
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $292,726,963 and $153,931,944.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,804 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $166,422,000 of which $49,149,000, $107,382,000 and $9,891,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,743,080) (cost $1,420,208,961) - See accompanying schedule		$ 1,559,514,789
Receivable for investments sold		5,999,415
Receivable for fund shares sold		523,783
Dividends receivable		1,193,880
Interest receivable		114,687
Prepaid expenses		3,157
Other receivables		29,679
Total assets		1,567,379,390

Liabilities
Payable to custodian bank	$ 1,390,899
Payable for investments purchased	17,000
Payable for fund shares redeemed	689,142
Accrued management fee	613,687
Distribution fees payable	121,737
Other affiliated payables	127,783
Other payables and accrued expenses	50,065
Collateral on securities loaned, at value	11,518,500
Total liabilities		14,528,813

Net Assets		$ 1,552,850,577
Net Assets consist of:
Paid in capital		$ 1,584,686,559
Undistributed net investment income		6,363,932
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(177,505,742)
Net unrealized appreciation (depreciation) on investments		139,305,828
Net Assets		$ 1,552,850,577
Initial Class: Net Asset Value, offering price and redemption price per share ($733,237,691 ÷ 55,816,920 shares)		$ 13.14

Service Class: Net Asset Value, offering price and redemption price per share ($379,250,003 ÷ 29,037,278 shares)		$ 13.06
Service Class 2: Net Asset Value, offering price and redemption price per share ($440,362,883 ÷ 33,969,343 shares)		$ 12.96

Statement of Operations

Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 11,025,391
Interest		722,642
Security lending		42,466
Total income		11,790,499

Expenses
Management fee	$ 3,633,939
Transfer agent fees	510,844
Distribution fees	679,210
Accounting and security lending fees	254,278
Non-interested trustees' compensation	3,603
Custodian fees and expenses	10,667
Audit	25,288
Legal	1,685
Miscellaneous	40,288
Total expenses before reductions	5,159,802
Expense reductions	(52,142)	5,107,660
Net investment income (loss)		6,682,839
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,142,382)
Foreign currency transactions	(11,098)
Total net realized gain (loss)		(8,153,480)
Change in net unrealized appreciation (depreciation) on investment securities		(895,019)
Net gain (loss)		(9,048,499)
Net increase (decrease) in net assets resulting from operations		$ (2,365,660)

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,682,839	$ 11,563,948
Net realized gain (loss)	(8,153,480)	(8,957,165)
Change in net unrealized appreciation (depreciation)	(895,019)	256,023,394
Net increase (decrease) in net assets resulting from operations	(2,365,660)	258,630,177
Distributions to shareholders from net investment income	(12,447,351)	(12,772,749)
Share transactions - net increase (decrease)	82,595,302	210,037,372
Total increase (decrease) in net assets	67,782,291	455,894,800

Net Assets
Beginning of period	1,485,068,286	1,029,173,486
End of period (including undistributed net investment income of $6,363,932 and undistributed net investment income of $12,027,562, respectively)	$ 1,552,850,577	$ 1,485,068,286
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,870,914	2,022,767	8,109,891
Reinvested	498,735	216,143	212,315
Redeemed	(5,802,379)	(335,541)	(486,624)
Net increase (decrease)	(3,432,730)	1,903,369	7,835,582

Dollars Sold	$ 24,906,434	$ 26,650,935	$ 106,026,256
Reinvested	6,722,963	2,898,471	2,825,917
Redeemed	(76,684,201)	(4,409,348)	(6,342,125)
Net increase (decrease)	$ (45,054,804)	$ 25,140,058	$ 102,510,048

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	8,588,135	4,730,597	14,305,974
Reinvested	791,445	298,276	164,516
Redeemed	(8,881,933)	(1,062,769)	(1,468,648)
Net increase (decrease)	497,647	3,966,104	13,001,842

Dollars Sold	$ 102,662,499	$ 56,731,473	$ 170,921,383
Reinvested	8,080,656	3,030,479	1,661,614
Redeemed	(103,784,385)	(12,033,144)	(17,233,203)
Net increase (decrease)	$ 6,958,770	$ 47,728,808	$ 155,349,794

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,722,963	$ 2,898,471	$ 2,825,917

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,080,656	$ 3,030,479	$ 1,661,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15
Income from Investment Operations
Net investment income (loss)E	.06	.12	.15	.18	.20	.18
Net realized and unrealized gain (loss)	(.06)	2.42	(2.32)	(1.45)	(.81)	1.27
Total from investment operations	-	2.54	(2.17)	(1.27)	(.61)	1.45
Distributions from net investment income	(.12)	(.14)	(.16)	(.19)	(.19)	(.10)
Distributions from net realized gain	-	-	-	(.61)	(1.24)	(.20)
Total distributions	(.12)	(.14)	(.16)	(.80)	(1.43)	(.30)
Net asset value, end of period	$ 13.14	$ 13.26	$ 10.86	$ 13.19	$ 15.26	$ 17.30
Total ReturnB,C,D	(.06)%	23.77%	(16.61)%	(8.75)%	(3.62)%	9.17%
Ratios to Average Net AssetsF
Expenses before expense reductions	.59%A	.59%	.59%	.58%	.58%	.60%
Expenses net of voluntary waivers, if any	.59%A	.59%	.59%	.58%	.58%	.60%
Expenses net of all reductions	.58%A	.59%	.58%	.56%	.57%	.59%
Net investment income (loss)	.96%A	1.02%	1.30%	1.34%	1.26%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 733,238	$ 785,494	$ 638,124	$ 893,359	$ 1,011,393	$ 1,259,396
Portfolio turnover rate	22%A	25%	43%	58%	72%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11
Income from Investment Operations
Net investment income (loss)E	.06	.11	.14	.16	.18	.16
Net realized and unrealized gain (loss)	(.07)	2.40	(2.31)	(1.44)	(.80)	1.27
Total from investment operations	(.01)	2.51	(2.17)	(1.28)	(.62)	1.43
Distributions from net investment income	(.11)	(.13)	(.15)	(.18)	(.19)	(.10)
Distributions from net realized gain	-	-	-	(.61)	(1.24)	(.20)
Total distributions	(.11)	(.13)	(.15)	(.79)	(1.43)	(.30)
Net asset value, end of period	$ 13.06	$ 13.18	$ 10.80	$ 13.12	$ 15.19	$ 17.24
Total ReturnB,C,D	(.13)%	23.60%	(16.69)%	(8.85)%	(3.69)%	9.06%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.69%	.69%	.68%	.69%	.70%
Expenses net of voluntary waivers, if any	.69%A	.69%	.69%	.68%	.69%	.70%
Expenses net of all reductions	.68%A	.69%	.68%	.66%	.68%	.69%
Net investment income (loss)	.86%A	.92%	1.20%	1.24%	1.16%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 379,250	$ 357,585	$ 250,160	$ 281,194	$ 212,994	$ 95,600
Portfolio turnover rate	22%A	25%	43%	58%	72%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period.F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.09	$ 10.73	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss)E	.05	.09	.12	.14	.15
Net realized and unrealized gain (loss)	(.08)	2.39	(2.30)	(1.44)	(.49)
Total from investment operations	(.03)	2.48	(2.18)	(1.30)	(.34)
Distributions from net investment income	(.10)	(.12)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	-	(.61)	(1.24)
Total distributions	(.10)	(.12)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 12.96	$ 13.09	$ 10.73	$ 13.07	$ 15.17
Total ReturnB,C,D	(.25)%	23.44%	(16.84)%	(9.01)%	(2.11)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.84%A	.85%	.85%	.84%	.85%A
Expenses net of voluntary waivers, if any	.84%A	.85%	.85%	.84%	.85%A
Expenses net of all reductions	.83%A	.84%	.84%	.82%	.84%A
Net investment income (loss)	.71%A	.76%	1.05%	1.08%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440,363	$ 341,989	$ 140,890	$ 76,237	$ 13,025
Portfolio turnover rate	22%A	25%	43%	58%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of operations) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Growth & Income Portfolio (the fund) is a fund of Variable Insurance Products Fund III, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth & Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 200,759,690	|
Unrealized depreciation	(64,320,087)
Net unrealized appreciation (depreciation)	$ 136,439,603
Cost for federal income tax purposes	$ 1,423,075,186

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 185,695	|
Service Class 2	493,515
	$ 679,210

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 252,343	|
Service Class	123,656
Service Class 2	134,845
	$ 510,844

Growth & Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $722,438 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $52,073 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $69.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 22% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 44% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Growth & Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0804
1.705698.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Growth & Income Portfolio's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Growth & Income Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 20, 2004